Other Finance Expenses - Components Interest Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Finance Expenses
Interest expense	$ 29,142	$ 48,118	$ 46,768
Amortization of debt issuance cost and fair value of debt assumed	2,503	2,617	3,188
Total interest cost	$ 31,645	$ 50,735	$ 49,956